Schedule of Notes (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loss on issuance				$ 653,208
Agile Term Notes [Member]
Debt Instrument [Line Items]
Beginning balance	$ 5,538,000	$ 3,143,000	$ 3,143,000
Issuance of Agile term notes	262,500	4,000,000		3,450,000
Loss on restructuring		1,769,895		1,071,563
Repayments in cash	(1,929,885)	(3,540,800)		(1,857,151)
Change in fair value	149,885	165,905		88,588
Loss on issuance	110,500			390,000
Ending balance	4,131,000	$ 5,538,000	4,131,000	3,143,000
Outstanding principal balance as of June 30, 2025	2,754,543		2,754,543	2,269,695
Accrued interest as of June 30, 2025	$ 681,928		$ 681,928	$ 100,095